CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	50,254,492	41,002,113
Ordinary shares, shares outstanding	50,254,492	41,002,113